Business combinations - Schedule of consideration paid (Details) $ in Thousands	Dec. 23, 2017 USD ($) shares
Business Acquisition [Line Items]
Total consideration	$ 14,839
Discuva Limited
Business Acquisition [Line Items]
Cash	$ 8,149
Number of shares issued (in shares) | shares	586,854
586,854 new Summit Therapeutics Shares issued	$ 6,690